(Increase)/decrease in working capital	12 Months Ended
Jun. 30, 2022
(Increase)/decrease in working capital
(Increase)/decrease in working capital
27	(Increase)/decrease in working capital

	2022	2021	2020
	Rm	Rm	Rm
(Increase)/decrease in inventories	(12 281)	(4 872)	3 397
(Increase)/decrease in trade receivables	(9 414)	(7 198)	6 431
Increase/(decrease) in trade payables	10 159	4 916	(3 990)
(Increase)/decrease in working capital	(11 536)	(7 154)	5 838